Al Frank Fund
Al Frank Fund
Investment Objective.
The investment objective of the Al Frank Fund is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Al Frank Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Al Frank Fund	Investor Class	Advisor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Al Frank Fund		Investor Class	Advisor Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.33%	0.32%
Total Annual Fund Operating Expenses		1.58%	1.32%
Fee Waiver/Expense Reimbursement		(0.09%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.49%	1.24%
[1]	This number includes the combined total fees and operating expenses of the Acquired Funds owned by the Al Frank Fund and is not a direct expense incurred by the Al Frank Fund or deducted from the Fund assets. Acquired fund fees and expenses amounted to less than 0.01%. Since this number does not represent a direct operating expense of the Al Frank Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between AFAM Capital, Inc. (the "Adviser") and the Al Frank Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Al Frank Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) for the Al Frank Fund do not exceed 1.49% and 1.24% of the Al Frank Fund's average net assets, for Investor Class and Advisor Class shares, respectively, through April 30, 2017. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund's annual operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Al Frank Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Al Frank Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Al Frank Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Al Frank Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	152	490	852	1,871
Advisor Class	126	410	716	1,583

Portfolio Turnover.

The Al Frank Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Al Frank Fund’s performance. During the most recent fiscal year, the Al Frank Fund’s portfolio turnover rate was 12.38% of the average value of its portfolio.

Principal Investment Strategies.

Under normal market conditions, the Adviser selects equity securities that it believes are out of favor and undervalued. The Adviser then attempts to purchase the securities and hold them until it believes that the securities have reached their fair value.

The Adviser selects equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants. The Al Frank Fund may invest in securities of foreign issuers (“foreign securities”), provided that they are publicly traded in the United States, including in American Depositary Receipts (“ADRs”). The Adviser screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market. The Adviser utilizes these and other fundamental valuation metrics as well as its assessments of a company’s long-term growth prospects and risk characteristics, in order to establish a target price for each stock. The target price represents the price at which the Adviser believes the stock is fairly valued. Those stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection. The Adviser employs a go-anywhere style focused on uncovering undervalued stocks independent of market capitalization. The Al Frank Fund’s portfolio is expected to hold both dividend and nondividend paying stocks and seeks broad market diversification via exposure to a significant number of major market sectors and industry groups.

The Adviser may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

To earn additional income, the Al Frank Fund, through its agent, may lend its portfolio securities to broker-dealers amounting to no more than 33-1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted). When the Al Frank Fund loans its portfolio securities, it will receive collateral equal to at least 102% of the value of the loaned securities.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Al Frank Fund. The principal risks of investing in the Al Frank Fund are:

• Management Risk – The Al Frank Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends and select stocks, particularly in volatile stock markets.

• Market Risk – The value of stocks and other securities the Al Frank Fund holds or the overall stock market may decline over short or extended periods.

• Small- and Medium-Sized Companies Risk – Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

• Equity Risk – The equity securities held in the Al Frank Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Al Frank Fund invests.

• Securities Lending Risk – There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Al Frank Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

• Value Style Investing Risk – The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Al Frank Fund may underperform other funds that use different investing styles.

• Foreign Securities Risk – The Al Frank Fund may also invest in foreign securities, including ADRs, which are subject to special risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

• Cyber Security Risk – As the use of technology has become more prevalent in the course of business, the Al Frank Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Al Frank Fund or its service providers can result in, among other things, financial losses to the Al Frank Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Al Frank Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Al Frank Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

If you are looking for current income or short-term market gain, you should not invest in the Al Frank Fund as it is designed for long-term investing.

Performance.

The bar chart illustrates the risks of investing in the Al Frank Fund by showing how the Al Frank Fund’s average annual returns for each calendar year since the Al Frank Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Al Frank Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Al Frank Fund’s past performance, before and after taxes, is not necessarily an indication of how the Al Frank Fund will perform in the future. Updated performance information is available on the Al Frank Fund’s website at www.alfrankfunds.com or by calling the Al Frank Fund toll-free at 1-888-263-6443.

The Al Frank Fund was reorganized on January 18, 2013 from a series of the Advisors Series Trust (the “Al Frank Predecessor Fund”), a Delaware statutory trust to a series of Northern Lights Fund Trust II, also a Delaware statutory trust (the “Reorganization”). The Al Frank Fund is a continuation of the Al Frank Predecessor Fund and, therefore, the performance information below includes the performance of Investor Class and Advisor Class shares of the Al Frank Predecessor Fund.

Al Frank Fund – Investor Class Calendar Year Total Returns as of December 31,

During the period of time shown in the bar chart, the Al Frank Fund’s highest quarterly return was 19.38% for the quarter ended September 30, 2009, and the lowest quarterly return was (25.74)% for the quarter ended December 31, 2008.

Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Total Returns - Al Frank Fund	Label	One Year	Five Years	Ten Years	Since Inception		Inception Date
Investor Class	Return Before Taxes	(6.36%)	8.65%	4.59%			Jan. 02, 1998
Investor Class | Return After Taxes on Distributions		(8.27%)	5.88%	3.04%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares		(2.06%)	6.87%	3.71%
Advisor Class	Return Before Taxes	(6.09%)	8.92%		4.03%	[1]	Apr. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	6.15%
Russell 3000 (reflects no deduction for fees, expenses or taxes)		0.48%	12.18%	7.35%	6.39%
[1]	Investor Class shares of the Al Frank Predecessor Fund commenced operations on January 2, 1998; Advisor Class shares of the Al Frank Predecessor Fund commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for only Investor Class shares and after tax returns for Advisor Class shares will vary.

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7 trillion benchmarked to the index, with index assets comprising approximately USD 1.9 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Al Frank Dividend Value Fund
Al Frank Dividend Value Fund (“Dividend Value Fund”)
Investment Objective.
The investment objectives of the Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Al Frank Dividend Value Fund	Investor Class	Advisor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Al Frank Dividend Value Fund		Investor Class	Advisor Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.73%	0.73%
Total Annual Fund Operating Expenses		1.98%	1.73%
[1]	This number includes the combined total fees and operating expenses of the Acquired Funds owned by the Dividend Value Fund and is not a direct expense incurred by the Dividend Value Fund or deducted from the Dividend Value Fund assets. Acquired fund fees and expenses amounted to less than 0.01%. Since this number does not represent a direct operating expense of the Dividend Value Fund, the operating expenses set forth in the Dividend Value Fund's financial highlights do not include this figure. Other expenses include 0.04% in recouped management fees in accordance with the operating expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Dividend Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Dividend Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dividend Value Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Al Frank Dividend Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	197	618	1,064	2,303
Advisor Class	172	541	935	2,038

Portfolio Turnover.

The Dividend Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dividend Value Fund’s performance. During the most recent fiscal year, the Dividend Value Fund’s portfolio turnover rate was 15.05% of the average value of its portfolio.

Principal Investment Strategies.

Under normal market conditions, the Dividend Value Fund invests at least 80% of its net assets in equity securities that pay or are expected to pay dividends. The Fund may invest in companies of any size, from larger, well-established companies to smaller companies.

The Adviser selects dividend-paying equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants, on the basis of fundamental corporate analysis. The Dividend Value Fund may also invest in foreign securities, provided that they are publicly traded in the United States, including in ADRs. The Adviser screens a universe of more than 6,000 stocks in order to identify those with a dividend paying history, low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to their historical norms, their industry peers or the overall market. The Adviser utilizes these and other fundamental valuation metrics as well as its assessments of a company’s long-term growth prospects and risk characteristics, in order to establish a target price for each stock. The target price represents the price at which the Adviser believes the stock is fairly valued. Those stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection. The Dividend Value Fund’s portfolio seeks broad diversification via exposure to a significant number of major market sectors and industry groups.

The Adviser may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dividend Value Fund. The principal risks of investing in the Fund are:

• Management Risk – The Dividend Value Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends and select stocks, particularly in volatile stock markets.

• Market Risk – The value of stocks and other securities the Dividend Value Fund holds or the overall stock market may decline over short or extended periods.

• Small- and Medium-Sized Companies Risk – Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

• Equity Risk – The equity securities held in the Dividend Value Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Dividend Value Fund invests.

• Value Style Investing Risk – The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Dividend Value Fund may underperform other funds that use different investing styles.

• Foreign Securities Risk – The Dividend Value Fund may also invest in foreign securities, including ADRs, which are subject to special risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

• Cyber Security Risk – As the use of technology has become more prevalent in the course of business, the Dividend Value Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Dividend Value Fund or its service providers can result in, among other things, financial losses to the Dividend Value Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Dividend Value Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Dividend Value Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

If you are looking for current income or short-term market gain, you should not invest in the Dividend Value Fund as it is designed for long-term investing.

Performance.

The bar chart illustrates the risks of investing in the Dividend Value Fund by showing how the Dividend Value Fund’s average annual returns for each calendar year since the Dividend Value Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Dividend Value Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Dividend Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dividend Value Fund will perform in the future. Updated performance information is available on the Dividend Value Fund’s website at www.alfrankfunds.com or by calling the Fund toll-free at 1-888-263-6443.

The Dividend Value Fund was reorganized on January 18, 2013 from a series of the Advisors Series Trust (the “Dividend Value Predecessor Fund,” and together with the Al Frank Predecessor Fund, the “Predecessor Funds”), a Delaware statutory trust to a series of Northern Lights Fund Trust II, also a Delaware statutory trust (the “Reorganization”). The Dividend Value Fund is a continuation of the Dividend Value Predecessor Fund and, therefore, the performance information below includes the performance of Investor Class and Advisor Class shares of the Dividend Value Predecessor Fund.

Dividend Value Fund – Investor Class Calendar Year Total Returns as of December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 16.69% for the quarter ended September 30, 2009, and the lowest quarterly return was (22.00)% for the quarter ended December 31, 2008.

Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Total Returns - Al Frank Dividend Value Fund	Label	One Year	Five Years	Ten Years	Since Inception		Inception Date
Investor Class	Return Before Taxes	(5.70%)	8.25%	4.80%			Sep. 30, 2004
Investor Class | Return After Taxes on Distributions		(7.51%)	6.30%	3.70%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares		(1.78%)	6.48%	3.84%
Advisor Class	Return Before Taxes	(5.47%)	8.52%		4.11%	[1]	Apr. 30, 2006
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	7.76%
Russell 3000 (reflects no deduction for fees, expenses or taxes)		0.48%	12.18%	7.35%	8.00%
[1]	Investor Class shares of the Dividend Value Predecessor Fund commenced operations on September 30, 2004; Advisor Class shares of the Dividend Value Predecessor Fund commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for only Investor Class shares and after tax returns for Advisor Class shares will vary.

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7 trillion benchmarked to the index, with index assets comprising approximately USD 1.9 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.